Leases (Details) - Schedule of Information on Leases - Leases [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases (Details) - Schedule of Information on Leases [Line Items]
Interest expense on lease liabilities	$ 7,195	$ 4,822
Total cash outflow for leases	$ 55,064	$ 49,702